LAND USE RIGHTS, NET - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Operating leases
Amortization expenses of land use rights	¥ 2,128	$ 311	¥ 1,357	¥ 973
Minimum
Operating leases
Lease period for land use rights (in years)	40 years	40 years
Maximum
Operating leases
Lease period for land use rights (in years)	50 years	50 years